COMMITMENTS - Defaulted Bridge Notes (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 21, 2023	Oct. 04, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note Payable
Principal due			$ 220,000	$ 220,000	$ 666,667
Digital Health Acquisition Corp.
Note Payable
Interest expense on debt default			$ 20,296
Bridge Notes | Digital Health Acquisition Corp.
Note Payable
Mandatory default penalty (as a percent)		125.00%
Late fee (as a percent)		10.00%
Default interest rate (as a percent)		24.00%
Total amount due		$ 2,523,744
Interest expense on debt default	$ 1,579,927	$ 1,579,927		$ 1,579,927
Exchange Note | Digital Health Acquisition Corp.
Note Payable
Aggregate current value	3,723,744
DHAC Note | Digital Health Acquisition Corp.
Note Payable
Principal due	888,889
Originally issued discount	88,889
VSee Note | Digital Health Acquisition Corp.
Note Payable
Principal due	666,667
Originally issued discount	66,667
iDoc Note | Digital Health Acquisition Corp.
Note Payable
Principal due	666,667
Originally issued discount	$ 66,667